SHARE OPTION PLANS	12 Months Ended
Sep. 30, 2024
SHARE OPTION PLANS
SHARE OPTION PLANS

NOTE 9. SHARE OPTION PLANS

On July 1, 2013, the Company adopted a share option plan entitled “The 2013 Share Incentive Plan” (2013 Plan) under which the Company may grant options to purchase up to 17,000,000 ordinary shares. Under the terms of the 2013 Plan, the Board of Directors shall specify the exercise price and vesting period of each share option on the grant date.

The following table summarizes the Company’s share option activity during the years ended September 30, 2024, 2023 and 2022:

	Number Outstanding	Exercise Price Per Share	Weighted- Average Exercise Price
Outstanding as of September 30, 2022	10,300,000	$0.15 – 0.20	$0.15
Granted	-	-	-
Exercised	-	-	-
Options forfeited/cancelled	-	-	-
Outstanding as of September 30, 2023	10,300,000	$0.15 – 0.20	$0.15
Granted	-	-	-
Exercised	1,100,000	0.15 – 0.20	-
Options forfeited/cancelled	9,200,000	-	-
Outstanding as of September 30, 2024	-	$-	$-

The following table summarizes the ordinary shares of the Company issuable upon exercise of options outstanding as of September 30, 2024, 2023 and 2022.

	Share Options Outstanding/ Exercisable
	Range of Exercise Price	Number Outstanding	Weighted- Average Remaining Contractual Life (Years)
September 30, 2024	$-	-	-
September 30, 2023	$0.15-$0.20	10,300,000	0.66
September 30, 2022	$0.15-$0.20	10,300,000	1.66

During fiscal 2024, 1,100,000 options were exercised by directors and the CFO, while the remaining 9,200,000 options lapsed on May 29, 2024.